Condensed Consolidated Statements of Income (Loss) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Premiums	$ 2,105	$ 735	$ 5,091	$ 5,653	$ 4,341
Policy fees	698	730	2,914	3,005	2,874
Total net investment income	2,695	2,581	9,576	11,672	10,516
Total net realized gains (losses)	(1,458)	2,887	6,091	1,752	(3,741)
Advisory fee income	116	131	475	597	553
Other income	106	176	550	578	519
Total revenues	4,262	7,240	24,697	23,257	15,062
Benefits and expenses:
Policyholder benefits	2,495	1,168	6,720	7,387	6,602
Interest credited to policyholder account balances	1,026	878	3,732	3,562	3,528
Amortization of deferred policy acquisition costs and value of business acquired	256	243	1,020	951	543
Non-deferrable insurance commissions	136	144	568	623	604
Advisory fee expenses	65	71	266	322	316
General operating expenses	582	586	2,323	2,104	2,027
Interest expense	172	81	534	389	490
(Gain) loss on extinguishment of debt			0	219	10
Net (gain) loss on divestitures	3	2	1	(3,081)	0
Total benefits and expenses	4,931	2,940	14,206	12,003	14,211
Income (loss) before income tax expense (benefit)	(669)	4,300	10,491	11,254	851
Income tax expense (benefit):
Current			878	1,946	1,724
Deferred			1,134	136	(1,739)
Income tax expense (benefit)	(216)	859	2,012	2,082	(15)
Net income (loss)	(453)	3,441	8,479	9,172	866
Less:
Net income attributable to noncontrolling interests	6	75	320	929	224
Net income (loss) attributable to Corebridge	$ (459)	$ 3,366	$ 8,159	$ 8,243	$ 642
Income (loss) per common share attributable to Corebridge common shareholders:
Basic (in dollars per share)	$ (0.70)	$ 5.22	$ 12.63
Diluted (in dollars per share)	$ (0.70)	$ 5.22	$ 12.60
Weighted averages shares outstanding:
Basic (in shares)	650,800,000	645,000,000.0	646,100,000
Diluted (in shares)	650,800,000	645,000,000.0	647,400,000
Common Stock Class A
Income (loss) per common share attributable to Corebridge common shareholders:
Basic (in dollars per share)				$ 13.18	$ 1.00
Diluted (in dollars per share)				$ 13.18	$ 1.00
Weighted averages shares outstanding:
Basic (in shares)				581,100,000	581,100,000
Diluted (in shares)				581,100,000	581,100,000
Common Stock Class B
Income (loss) per common share attributable to Corebridge common shareholders:
Basic (in dollars per share)				$ 9.14	$ 1.00
Diluted (in dollars per share)				$ 9.14	$ 1.00
Weighted averages shares outstanding:
Basic (in shares)				63,900,000	63,900,000
Diluted (in shares)				63,900,000	63,900,000
Net investment income - excluding Fortitude Re funds withheld assets
Revenues:
Total net investment income	$ 2,301	$ 2,303	$ 8,685	$ 9,897	$ 9,089
Total net realized gains (losses)	(453)	173	141	1,515	(765)
Fortitude Re funds withheld assets
Revenues:
Total net investment income	394	278	891	1,775	1,427
Total net realized gains (losses)	20	(123)	(397)	924	1,002
Benefits and expenses:
Net (gain) loss on divestitures			0	(26)	91
Fortitude Re funds withheld embedded derivative
Revenues:
Total net realized gains (losses)	$ (1,025)	$ 2,837	$ 6,347	$ (687)	$ (3,978)